Trade Receivables and Reseller Financing - Summary of of Trade Receivables, Gross of Estimated Losses on Doubtful Accounts (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	R$ 4,535,956	R$ 4,255,427
Current [member]
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	3,739,601	3,553,976
Less than 30 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	121,622	189,071
From thirty 31 to 60 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	53,864	39,314
From sixty one days to Ninety days [member]
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	49,629	44,314
From 91 to180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	84,920	74,037
More than 180 Days [member]
Summary of trade receivables [line items]
Trade receivables, gross of estimated losses on doubtful accounts	R$ 486,320	R$ 354,715